Immaterial Error Corrections (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of Effects of Restatements

The effect of these restatements on the Company’s 2016 full year balance sheet as reported on the Form 10-K reports, are as follows:

	December 31, 2016 Previously Reported	Net Change	December 31, 2016 (Restated)
ASSETS:
Long Term Assets:
Land	$2,851	$952	$3,803
Water assets	32,135	(952)	31,183
LIABILITIES
Liabilities of discontinued operations held for sale	3,639	(798)	2,841
Notes Payable, net of current portion	4,758	798	5,556